GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2022 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 75.9%	Value
	Auto-Cars/Light Trucks: 11.6%
3,000,000	BMW Finance, 2.800%, 8/11/23	$468,396
1,000,000	Volkswagen International Finance NV, 2.900%, 01/21/24	155,374
		623,770
	Commercial Banks: 29.2%
1,000,000	Bank of China, 3.300%, 04/17/22	157,383
1,000,000	Bank of China, 3.008%, 04/28/26	156,371
2,000,000	CBQ Finance Ltd., 4.000%, 08/05/23	316,289
1,000,000	China Construction Bank, 2.850%, 04/22/23	156,794
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	624,925
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	156,689
		1,568,451
	Diversified Banks: 2.8%
1,000,000	HSBC Holding, 3.400%, 06/29/27	152,425

	Diversified Operations: 2.9%
1,000,000	Wharf Finance Lrd., 3.250%, 01/14/24	155,773

	Export/Import Bank: 14.7%
1,000,000	China Development Bank, 3.030%, 11/27/23	157,970
1,000,000	China Development Bank, 3.230%, 11/27/25	158,566
1,000,000	European International Bank, 2.700%, 04/22/24	157,358
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	160,086
1,000,000	Kreditanstalt Fuer Wiederaufbau, 2.700%, 03/25/24	156,258
		790,238
	Finance-Mtg Loan/Banker: 2.9%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	156,560

	Municipal City: 2.9%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	156,259

	Transportation Services: 2.9%
1,000,000	GLP China Holding Ltd., 4.000%, 02/7/24	153,229

	Real Estate Operator/Developer: 6.0%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	151,141
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 09/15/23	155,937
1,000,000	Zhenro Properties Group Ltd., 7.120%, 06/30/22	15,735
		322,813

	Total Corporate Bonds	$4,079,518
	(cost $4,076,378)

	Total Investments in Securities	4,079,518
	(cost $4,076,378): 75.9%
	China Yuan (Offshore): 16.4%	879,843

	Other Assets less Liabilities: 7.7%	413,885

	Net Assets: 100.0%	$5,373,246

CNH - The official currency of the People’s Republic of China.